SUBSEQUENT EVENTS (Details Textual) - Apr. 16, 2017 - Subsequent Event [Member] - Ningbo International Limited [Member]	USD ($)	CAD
Receivable on or bebore April 30,2017 [Member] | Non interest Bearing Unsecured Promissory Notes [Member]
Subsequent Event [Line Items]
Financing Receivable, Net | $	$ 111,720
Recieved on or bebore Dec 31,2018 [Member] | Non interest Bearing Unsecured Promissory Notes [Member]
Subsequent Event [Line Items]
Financing Receivable, Net	77,480	CAD 100,000
Recieved on or bebore Dec 31,2019 [Member] | Non interest Bearing Unsecured Promissory Notes [Member]
Subsequent Event [Line Items]
Financing Receivable, Net	77,480	100,000
Recieved on or bebore Dec 31,2020 [Member] | Non interest Bearing Unsecured Promissory Notes [Member]
Subsequent Event [Line Items]
Financing Receivable, Net	$ 358,272	481,031
Non-Interest Bearing Promissory Notes [Member] | Receivable on or bebore April 30,2017 [Member]
Subsequent Event [Line Items]
Financing Receivable, Net | CAD		CAD 150,000